Financial risks - Fair value measurement of financial instruments (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Categories of financial instruments
Financial assets at amortized cost	kr 1,033,297	kr 1,098,758
Financial assets measured at fair value through profit or loss	329,678	335,080
Categories of financial instruments
Financial liabilities measured at amortized cost	367,802	216,337
Transfer out of level 1 to level 2, Assets	0	0
Transfer out of level 2 to level 1, Assets	0	0
Transfer out of level 1 to level 2, Liabilities	0	0
Transfer out of level 2 to level 1, Liabilities	0	0
Transfer into Level 3, Assets	0	0
Transfer into Level 3, Liabilities	0	0
Transfer out of level 3, Assets	0	0
Transfer out of level 3, Liabilities	0	0
Lease liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	130,119	85,760
Trade payables
Categories of financial instruments
Financial liabilities measured at amortized cost	70,384	57,533
Other liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	167,299	73,044
Deposits
Categories of financial instruments
Financial assets at amortized cost	16,650	9,012
Trade receivables
Categories of financial instruments
Financial assets at amortized cost	46,484	751
Other receivables
Categories of financial instruments
Financial assets at amortized cost	9,942	7,935
Cash and cash equivalents
Categories of financial instruments
Financial assets at amortized cost	960,221	1,081,060
Marketable securities
Categories of financial instruments
Financial assets measured at fair value through profit or loss	297,345	299,448
Other investments
Categories of financial instruments
Financial assets measured at fair value through profit or loss	kr 32,333	kr 35,632